Fair Value Measurements - Level 3 (Details) - Level 3 - Fair Value, Recurring - Warrants to purchase common stock $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Exercised	0
Assumed from Merger	44,272
Changes in fair value	(36,931)
Ending balance	7,341
Term Loan Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	12,744
Exercised	(13,102)
Assumed from Merger	0
Changes in fair value	358
Ending balance	$ 0